Document and Entity Information	Jun. 15, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	USA TRUCK INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35740
Entity Tax Identification Number	71-0556971
Entity Address, Address Line One	3200 Industrial Park Road
Entity Address, City or Town	Van Buren
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72956
City Area Code	479
Local Phone Number	471-2500
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	USAK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000883945
Amendment Flag	false